Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases
Rent expense	$ 364	$ 385	$ 390
Sublease income received on leased assets	7	$ 11	$ 13
Future net minimum lease payments for operating leases
2019	329
2020	254
2021	191
2022	132
2023	105
Thereafter	267
Total operating leases, excluding sublease rentals	1,278
Sublease income	(13)
Total operating lease	1,265
Future net minimum lease payments for capital leases
2019	34
2020	27
2021	24
2022	24
2023	19
Thereafter	111
Total minimum lease payments	239
Less: amount representing estimated executory costs included in total minimum lease payments	(1)
Net minimum lease payments	238
Less amount representing interest	(87)
Present value of minimum lease payments	$ 151